Core Deposit Intangible (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Core Deposit Intangible
Net carrying value	$ 535,000	$ 816,000
Amortization expense	281,000	304,000
Estimated future amortization expense
Year ending December 31, 2013	264,000
Year ending December 31, 2014	75,000
Year ending December 31, 2015	58,000
Year ending December 31, 2016	58,000
Year ending December 31, 2017	58,000
Core deposit intangible
Core Deposit Intangible
Gross carrying value	3,258,000	3,258,000
Less accumulated amortization	(2,723,000)	(2,442,000)
Net carrying value	535,000	816,000
Amortization expense	$ 281,000	$ 304,000